Document and Entity Information	Jul. 20, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	Quanergy Systems, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39222
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	c/o SierraConstellation Partners, LLC
Entity Address, Address Line Two	355 S. Grand Avenue
Entity Address, Address Line Three	Suite 1450
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	408
Local Phone Number	245-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001794621
Common Stock 0.0001 Par Value Per Share 2 [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGYQ
Security Exchange Name	NONE
Warrants Each Whole Warrant Exercisable for One Share of Common Stock at an Exercise Price of 230.00 Per Share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	QNGWQ
Security Exchange Name	NONE